Income taxes - Pre-tax income (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income taxes [Line Items]
Pre-tax income	$ (245,445,844)	¥ (1,601,534,136)	¥ 663,915,450	¥ 1,084,922,919
Cayman Islands
Income taxes [Line Items]
Pre-tax income	(2,323,516)	(15,160,941)	(9,978,594)	(11,832,862)
Hong Kong
Income taxes [Line Items]
Pre-tax income	139,698	911,529	(140,208)	(2,423,249)
PRC
Income taxes [Line Items]
Pre-tax income	$ (243,262,026)	¥ (1,587,284,724)	¥ 674,034,252	¥ 1,099,179,030